Receivable for Issuance of Ordinary Shares (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Receivable for issuance of ordinary shares [Line Items]
Outstanding investment amount (in Dollars) | $	$ 11,250
Proceeds from contributed capital		¥ 8,800	¥ 87,900
Interest income			6,100
Balances of receivable for issuance of ordinary shares		16,031	83,405	$ 2,220
Shanghai Guangcheng [Member]
Receivable for issuance of ordinary shares [Line Items]
Borrowings payable waivered					¥ 75,280
Common Stock [Member]
Receivable for issuance of ordinary shares [Line Items]
Balances of receivable for issuance of ordinary shares		¥ 16,000	¥ 83,400